OTHER PAYABLE AND ACCRUED EXPENSES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OTHER PAYABLE AND ACCRUED EXPENSES
Accrual for Taxes Other than Income Taxes, Current	$ 49,333	$ 82,606
Accounts Payable, Other, Current	$ 203,862	161,455
Unpaid Rental Fees and Interest Free Loans		$ 119,478
Debt Instrument, Maturity Date	Dec. 31, 2019